Shareholders' equity - Additional paid-in capital (Details) - Aug. 24, 2022 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Shareholders' equity
Increase in additional paid-in capital resulting from InterWell Health business combination	$ 41,076	€ 41,348